Reporting entity (Details) ₩ in Millions	Dec. 31, 2021 KRW (₩)
ABCP Purchase Agreements [Member]
Disclosure Of Reporting Entity [Line Items]
Credit contribution	₩ 7,457,666
Top of range [member]
Disclosure Of Reporting Entity [Line Items]
Total capital stock	₩ 1,461,721